Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Restricted Stock Unit Activity

The following table summarizes restricted stock unit activity during the six months ended June 30, 2023.

	Restricted Stock Units	Weighted average grant date fair value
Nonvested as of December 31, 2022	2,859,385		$45.95
Granted (1)	1,929,954		$16.78
Vested (2)	(1,234,152)		$33.48
Forfeited	(311,981)		$55.23
Performance adjustments (3)	75,183	$	n/a
Nonvested as of June 30, 2023	3,318,389		$28.96

(1)
Represents RSUs and PRSUs granted based on performance target achievement of 100%.
(2)
Represents the number of shares vested and distributed during the period. The total grant date fair value of units vested was $41,621.
(3)
Represents the adjustment to the number of PRSUs distributed based on actual performance compared to target.